CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Common units authorized	0	4,470,000
Common units issued	0	1,149,000
Common units outstanding	0	1,149,000
Series A-1
Temporary equity shares authorized	0	222,000
Temporary equity shares issued	0	217,000
Temporary equity shares outstanding	0	217,000
Series A-2
Temporary equity shares authorized	0	130,000
Temporary equity shares issued	0	130,000
Temporary equity shares outstanding	0	130,000
Series B
Temporary equity shares authorized	0	193,000
Temporary equity shares issued	0	193,000
Temporary equity shares outstanding	0	193,000
Series B-1
Temporary equity shares authorized	0	128,000
Temporary equity shares issued	0	124,000
Temporary equity shares outstanding	0	124,000
Series D
Temporary equity shares authorized	0	158,000
Temporary equity shares issued	0	158,000
Temporary equity shares outstanding	0	158,000
Series E
Temporary equity shares authorized	0	132,000
Temporary equity shares issued	0	96,000
Temporary equity shares outstanding	0	96,000
Series C
Preferred stock shares authorized	0	491,000
Preferred stock shares issued	0	491,000
Preferred stock shares outstanding	0	491,000
Class A Common Stock
Common stock, par value	$ 0.0001
Common stock shares authorized	1,000,000,000
Common stock shares issued	62,716,000
Common stock shares outstanding	62,716,000
Class V Common Stock
Common stock, par value	$ 0.0001
Common stock shares authorized	500,000,000
Common stock shares issued	61,360,000
Common stock shares outstanding	61,359,475